Equity reserves	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity reserves [Text Block]

13) Equity reserves

Under the Company's incentive share compensation plan, the Company has issued options and restricted share units ("RSUs") approximating 1.70% of its issued and outstanding capital at December 31, 2021.

	RSUs		Options				Warrants
					Weighted				Weighted
					average				average
					exercise				exercise		Total
	Number	Value	Number		price	Value	Number		price	Value	value
December 31, 2019	81	$1,617	315	C$	9.56	$2,720	10,810	C$	4.24	$17,111	$21,448
Share-based payments	-	458	-		-	-	-		-	-	458
Granted	191	441	383		6.70	774	362		13.00	2,123	3,338
Exercised	(40)	(1,183)	(81)		(7.00)	(209)	(2,679)		(3.33)	(2,320)	(3,712)
Expired	-	-	(20)		(4.55)	(47)	(127)		(6.50)	(159)	(206)
Forfeited	(6)	(4)	(9)		(6.70)	(31)	-		-	-	(35)
December 31, 2020	226	$1,329	588	C$	8.27	$3,207	8,366	C$	4.88	$16,755	$21,291
Share-based payments	-	587	-		-	998	-		-	-	1,585
Granted	76	499	467		15.59	1,081	-		-	-	1,580
Exercised	(81)	(842)	(164)		(4.68)	(421)	(6,527)		(2.94)	(5,344)	(6,607)
Expired	-	-	-		-	-	(7)		(2.90)	(5)	(5)
Forfeited	(5)	(22)	(2)		(6.70)	(8)	-		-	-	(30)
December 31, 2021	216	$1,551	889	C$	12.78	$4,857	1,832	C$	11.78	$11,406	$17,814
During the year ended December 31, 2021, the Company recognized a share-based payment expense related to the grant and vesting of stock options and RSUs of $3,135 (year ended December 31, 2020 - $1,638) for stock options and RSUs granted to the Company's directors, officers, employees and consultants. The total share- based payment expense was charged to operations.

During the year ended December 31, 2021, 5,723 warrants were exercised resulting in proceeds to the Company of $2,638, with 804 warrants surrendered as part of cashless exercises. In addition, 156 stock options were exercised resulting in proceeds to the Company of $523, with eight stock options surrendered as part of cashless exercises.

During the year ended December 31, 2020, 2,400 warrants were exercised resulting in proceeds to the Company of $3,816, with a further 279 warrants surrendered as part of cashless exercises. 553 shares were issued in connection with a warrant exercise in 2019. In addition, 81 stock options were exercised resulting in proceeds to the Company of $417.

The Company applies the fair value method of accounting for share-based payment awards. The Company estimated the expected volatility using historical volatilities from the Company's traded common shares when estimating the fair value of stock options granted, as it believes that this methodology best reflects the expected future volatility of its stock.

a) RSUs

During the year ended December 31, 2021, the Company granted 76 RSUs in two separate grants to officers and employees of the Company and five RSUs were forfeited. These RSUs vest over time, with one-third of the first grant vesting during each of the three month periods ending March 31, 2022, March 31, 2023 and March 31, 2024, and one-third of the second grant vesting during each of the three month periods ending June 30, 2022, June 30, 2023 and June 30, 2024. The value of the vested RSUs includes the Company's expected forfeiture rate of 0%. Upon vesting, the RSUs provide the holders with common shares of the Company.

During the year ended December 31, 2020, the Company granted 191 RSUs to officers and employees of the Company and six RSUs were forfeited. These RSUs vest over time, with one-third of a grant of 180 RSUs vesting during each of the three month periods ending March 31, 2021, March 31, 2022 and March 31, 2023, and one-third of a grant of 11 RSUs vesting during each of the three month periods ending September 30, 2021, September 30, 2022 and September 30, 2023. The value of the vested RSUs includes the Company's expected forfeiture rate of 0%. Upon vesting, the RSUs provide the holders with common shares of the Company.

b) Stock options

			Weighted	Weighted	Weighted
			average	average	average
	No.	No.	remaining	exercise	grant date
Range of prices	outstanding	exercisable	life (years)	price	share price
C$ 6.70 - 10.00	362	164	3.2	C$ 6.70	C$ 6.70
10.01 - 15.00	300	-	1.1	13.87	13.87
15.01 - 20.00	166	52	4.3	18.69	18.69
20.01 - 25.00	29	29	1.6	24.00	24.00
30.01 - 30.40	32	32	2.0	30.40	30.40
	889	277		C$ 12.78

During the year ended December 31, 2021, the Company granted 467 (year ended December 31, 2020 - 383) stock options in three separate grants to its directors, officers, employees and consultants with a weighted average exercise price of C$15.59. The options vest over time, with one-third of the first grant vesting during each of the three month periods ending March 31, 2022, March 31, 2023 and March 31, 2024. For the second grant, 52 stock options vested immediately and the remainder vest over time, with one-third vesting during each of the three month periods ending June 30, 2022, June 30, 2023 and June 30, 2024. For the third grant, the options vest upon the achievement of certain conditions, with the first 50% expected to vest by March 15, 2022 and the second 50% by May 31, 2022.

The estimated weighted average grant date fair value of the stock options in the first grant was C$11.92 per stock option, as determined using the Black-Scholes valuation model and the following assumptions: risk free interest rate - 0.92%, expected life in years - 5, expected volatility - 83.7%, expected dividends - 0% and expected forfeiture rate - 0%. The estimated weighted average grant date fair value of the stock options in the second grant was C$12.58 per stock option, as determined using the Black-Scholes valuation model and the following assumptions: risk free interest rate - 0.95%, expected life in years - 5, expected volatility - 81.1%, expected dividends - 0% and expected forfeiture rate - 0%. The estimated weighted average grant date fair value of the stock options in the third grant was C$4.81 per stock option, as determined using the Black-Scholes valuation model and the following assumptions: risk free interest rate - 0.50%, expected life in years - 1.35, expected volatility - 76.8%, expected dividends - 0% and expected forfeiture rate - 0%.

During the year ended December 31, 2020, the Company granted 383 stock options to its directors, officers, employees and consultants with a weighted average exercise price of C$6.70. 75 of the stock options vested immediately and are exercisable for a period of 5 years from the date of grant. The remainder vest over time, with one-third vesting during each of the three month periods ending March 31, 2021, March 31, 2022 and March 31, 2023. The estimated weighted average grant date fair value of the stock options was C$4.80 per stock option, as determined using the Black-Scholes valuation model and the following assumptions: risk free interest rate - 0.74%, expected life in years - 5, expected volatility - 93.7%, expected dividends - 0% and expected forfeiture rate - 0%.

The remaining weighted average contractual life of options outstanding at December 31, 2021 was 2.6 years (December 31, 2020 - 3.2 years).

c)   Warrants and broker warrants

							Expected	Risk-free
No.	No.	Grant	Expiry	Exercise	Expected	Expected	dividend	Interest
outstanding	exercisable	Date	Date	price	volatility	life (years)	yield	rate
349	349	12/01/17	12/01/22	C$ 11.50	93%	5.00	0%	2%
1,142	1,142	12/13/17	12/13/22	C$ 11.50	93%	5.00	0%	2%
341	341	12/07/20	12/08/25	C$ 13.00	88%	5.00	0%	0%
1,832	1,832			C$ 11.78